UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21160
Morgan Stanley Fundamental Value Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: September 30, 2010
Date of reporting period: December 31, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Fundamental Value Fund*
Portfolio of Investments ▪ December 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (89.5%)
	Aerospace & Defense (1.0%)
7,400	General Dynamics Corp.	$504,458

	Capital Markets (2.7%)
49,426	Charles Schwab Corp. (The)	930,197
9,000	State Street Corp.	391,860

		1,322,057

	Chemicals (0.8%)
14,400	Dow Chemical Co. (The)	397,872

	Commercial Banks (3.7%)
12,000	BB&T Corp.	304,440
41,100	Fifth Third Bancorp	400,725
17,654	PNC Financial Services Group, Inc.	931,955
5,800	Wells Fargo & Co.	156,542

		1,793,662

	Commercial Services & Supplies (1.1%)
14,600	Avery Dennison Corp.	532,754

	Communications Equipment (2.3%)
46,680	Cisco Systems, Inc. (a)	1,117,519

	Computers & Peripherals (2.5%)
23,300	Hewlett-Packard Co.	1,200,183

	Diversified Financial Services (7.8%)
54,400	Bank of America Corp.	819,264
122,500	Citigroup, Inc. (b)	405,475
61,117	JPMorgan Chase & Co.	2,546,745

		3,771,484

	Electric Utilities (4.2%)
31,593	American Electric Power Co., Inc.	1,099,120
5,286	Entergy Corp.	432,606
11,230	FirstEnergy Corp.	521,634

		2,053,360

	Electronic Equipment, Instruments & Components (1.3%)
20,900	Agilent Technologies, Inc. (a)	649,363

	Energy Equipment & Services (1.4%)
10,360	Schlumberger Ltd. (Netherlands Antilles)	674,332

	Food & Staples Retailing (3.2%)
16,600	Wal-Mart Stores, Inc.	887,270
17,800	Walgreen Co.	653,616

		1,540,886

	Food Products (2.2%)
38,300	Kraft Foods, Inc. (Class A)	1,040,994

	Health Care Equipment & Supplies (2.0%)
20,155	Covidien PLC (Ireland)	965,223

	Health Care Providers & Services (0.8%)
12,300	Cardinal Health, Inc.	396,552

	Household Durables (1.3%)
21,840	Sony Corp. (ADR) (Japan)	633,360

	Industrial Conglomerates (4.2%)
53,300	General Electric Co.	806,429
4,980	Siemens AG (ADR) (Germany)	456,666
20,900	Tyco International Ltd. (Luxembourg)	745,712

Morgan Stanley Fundamental Value Fund*
Portfolio of Investments ▪ December 31, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE
		$2,008,807

	Insurance (5.0%)
9,485	Chubb Corp.	466,473
66,390	Marsh & McLennan Cos., Inc.	1,465,891
9,400	Travelers Companies, Inc. (The)	468,684

		2,401,048

	Internet Software & Services (2.2%)
225	AOL, Inc. (a)	5,238
44,980	eBay, Inc. (a)	1,058,829

		1,064,067

	Machinery (2.5%)
15,900	Dover Corp.	661,599
15,094	Ingersoll-Rand PLC (Ireland)	539,460

		1,201,059

	Media (7.0%)
26,700	Time Warner Cable, Inc.	1,105,113
34,375	Time Warner, Inc.	1,001,688
43,821	Viacom, Inc. (Class B) (a)	1,302,798

		3,409,599

	Metals & Mining (1.9%)
7,200	Freeport-McMoRan Copper & Gold, Inc. (a)	578,088
7,320	Newmont Mining Corp.	346,309

		924,397

	Oil, Gas & Consumable Fuels (12.1%)
17,300	Anadarko Petroleum Corp.	1,079,866
9,200	BP PLC (ADR) (United Kingdom)	533,324
8,900	Devon Energy Corp.	654,150
10,400	Exxon Mobil Corp.	709,176
6,500	Hess Corp.	393,250
16,930	Occidental Petroleum Corp.	1,377,256
18,030	Royal Dutch Shell PLC (ADR) (United Kingdom)	1,083,783

		5,830,805

	Personal Products (1.3%)
13,260	Estee Lauder Cos., Inc. (The) (Class A)	641,254

	Pharmaceuticals (8.0%)
7,760	Abbott Laboratories	418,962
10,650	Bayer AG (ADR) (Germany)	849,870
35,830	Bristol-Myers Squibb Co.	904,708
11,274	Merck & Co., Inc.	411,952
26,500	Pfizer, Inc.	482,035
18,680	Roche Holding AG (ADR) (Switzerland)	790,911

		3,858,438

	Professional Services (1.0%)
8,700	Manpower, Inc.	474,846

	Semiconductors & Semiconductor Equipment (1.2%)
28,600	Intel Corp.	583,440

	Specialty Retail (2.9%)
22,300	Gap, Inc. (The)	467,185
32,358	Home Depot, Inc.	936,117

		1,403,302

	Wireless Telecommunication Services (1.9%)
40,400	Vodafone Group PLC (ADR) (United Kingdom)	932,836

	Total Common Stocks (Cost $37,521,915)	43,327,957

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Convertible Bonds (6.0%)
	Advertising Agencies (0.1%)
$52	Interpublic Group of Cos., Inc.	4.25%	03/15/23	51,935

Morgan Stanley Fundamental Value Fund*
Portfolio of Investments ▪ December 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Electric-Integrated (0.4%)
$62	PG&E Corp.	9.50	06/30/10	$190,107

	Electronics-Military (0.7%)
310	L-3 Communications Holdings, Inc.	3.00	08/01/35	327,050

	Medical-Biomedical/Genetics (3.0%)
500	Amgen, Inc. (144A) (c)	0.375	02/01/13	505,625
500	Amgen, Inc.	0.375	02/01/13	505,625
400	Life Technologies Corp.	1.50%	02/15/24	464,000

				1,475,250

	Oil-Field Services (0.1%)
33	Helix Energy Solutions Group, Inc.	3.25	12/15/25	29,865

	Pharmacy Services (0.8%)
469	Omnicare, Inc. (Series OCR)	3.25	12/15/35	383,994

	Telecom Equipment Fiber Optics (0.9%)
500	JDS Uniphase Corp. (144A) (c)	1.00	05/15/26	430,000

	Total Convertible Bonds (Cost $2,779,341)			2,888,201

NUMBER OF
SHARES
	Convertible Preferred Stocks (2.6%)
	Diversified Financial Services (0.4%)
11,000	Bank of America Corp. $1.50			165,220

	Gas-Distribution (1.6%)
28,000	Centerpoint Energy, Inc. $1.165			761,600

	Office Automation & Equipment (0.2%)
2,925	Avery Dennison Corp. $3.938			113,198

	Services to the Health Industry (0.4%)
250	HealthSouth Corp. $65.00 (144A) (c)			206,937

	Total Convertible Preferred Stocks (Cost $1,227,991)			1,246,955

NUMBER OF
SHARES (000)
	Short-Term Investment (1.8%)
	Investment Company (d)
868	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $868,210)			868,210

	Total Investments (Cost $42,397,457) (e)	99.9%		48,331,323
	Other Assets in Excess of Liabilities	0.1		42,672

	Net Assets	100.0%		$48,373,995

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	For the three months ended December 31, 2009, the cost of purchases of Citigroup, Inc., common stock, an affiliate of the Investment Adviser, Administrator and Distributor, was $196,283.

(c)	Resale is restricted to qualified institutional investors.

(d)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Fundamental Value Fund*
Notes to the Portfolio of Investments (unaudited)
12/31/2009
Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is the summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at fair value:

	Fair Value Measurements at December 31, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Assets:
Common Stocks
Aerospace & Defense	$504,458	$504,458	—	—
Capital Markets	1,322,057	1,322,057	—	—
Chemicals	397,872	397,872	—	—
Commercial Banks	1,793,662	1,793,662	—	—
Commercial Services & Supplies	532,754	532,754	—	—
Communications Equipment	1,117,519	1,117,519	—	—
Computers & Peripherals	1,200,183	1,200,183	—	—
Diversified Financial Services	3,771,484	3,771,484	—	—
Electric Utilities	2,053,360	2,053,360	—	—
Electronic Equipment, Instruments & Components	649,363	649,363	—	—
Energy Equipment & Services	674,332	674,332	—	—
Food & Staples Retailing	1,540,886	1,540,886	—	—
Food Products	1,040,994	1,040,994	—	—
Health Care Equipment & Supplies	965,223	965,223	—	—
Health Care Providers & Services	396,552	396,552	—	—
Household Durables	633,360	633,360	—	—
Industrial Conglomerates	2,008,807	2,008,807	—	—
Insurance	2,401,048	2,401,048	—	—
Internet Software & Services	1,064,067	1,064,067	—	—
Machinery	1,201,059	1,201,059	—	—
Media	3,409,599	3,409,599	—	—
Metals & Mining	924,397	924,397	—	—
Oil, Gas & Consumable Fuels	5,830,805	5,830,805	—	—
Personal Products	641,254	641,254	—	—
Pharmaceuticals	3,858,438	3,858,438	—	—
Professional Services	474,846	474,846	—	—

	Fair Value Measurements at December 31, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Semiconductors & Semiconductor Equipment	583,440	583,440	—	—
Specialty Retail	1,403,302	1,403,302	—	—
Wireless Telecommunication Services	932,836	932,836	—	—

Total Common Stocks	43,327,957	43,327,957	—	—

Convertible Bonds	2,888,201	—	$2,888,201	—
Convertible Preferred Stocks	1,246,955	113,198	1,133,757	—
Short-Term Investment — Investment Company	868,210	868,210	—	—

Total	$48,331,323	$44,309,365	$4,021,958	—

     Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*	Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company. The Trustees of the Fund approved an Agreement and Plan of Reorganization (the “Plan”). Pursuant to the Plan, substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Fund”). Pursuant to the Plan, shareholders of the Fund would become shareholders of the New Fund, receiving shares of such New Fund equal to the value of their holdings in the Fund. The Plan is subject to the approval of the Fund’s shareholders at a special meeting of shareholders anticipated to be held during the second quarter of 2010.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Fundamental Value Fund

/s/ Randy Takian Randy Takian
Principal Executive Officer
February 18, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian Randy Takian
Principal Executive Officer
February 18, 2010

/s/ Francis Smith Francis Smith
Principal Financial Officer
February 18, 2010